Other Financial Assets	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Other Financial Assets
12.	Other Financial Assets
The components of other financial assets are as follows:

	Yen in millions
	March 31,
	2020	2021
Financial assets measured at amortized cost
Security deposits	262	267
Other	189	205
Debt instruments mandatorily measured at FVTPL
Redeemable preferred shares	—	210
Equity instruments measured at FVOCI
Equity securities	5,604	5,870

Total	6,055	6,552

Other financial assets (current)	141	143
Other financial assets (non-current)	5,914	6,409
The fair value of major shareholdings within equity instrument measured at FVOCI is as follows:

	Yen in millions
	March 31,
	2020	2021
Sumitomo Corporation	1,063	1,353
Nippon Kayaku Co., Ltd.	871	935
Alfresa Holdings Corporation	451	478
MEDIPAL HOLDINGS CORPORATION	440	463
Medical Ikkou Group Co., LTD.	497	419
Yakult Honsha Co., Ltd.	475	417
Daito Pharmaceutical Co., Ltd	260	316
Other	1,547	1,489

Total	5,604	5,870
Other includes equity investment in private companies in the amount of JPY 1,358 million and JPY 1,289 million as of March 31, 2020 and 2021, respectively, all of which are classified as level 3 in the fair value hierarchy (see Note 24).
There were no equity instruments measured at FVOCI that were disposed during the years ended March 31, 2020 and 2021.